Segment Reporting (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	$ 949,061	$ 900,546	$ 871,112
Voyage expenses	125,452	125,101	111,026
Vessel operating expenses	292,175	268,876	260,977
Time-charter hire expense	74,478	89,795	117,202
Depreciation and amortization	187,710	190,341	181,176
General and administrative (1)	73,529	63,214	61,761
Write down of vessels (note 19)	91,108	9,441
Restructuring charge	3,924	119	5,008
Income from vessel operations	100,685	153,659	133,962
Expenditures for vessels and equipment (2)	148,796	39,759	13,681
Expenditures for dry docking	24,507	24,869	34,974
Shuttle Tanker Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	573,296	559,547	534,464
Voyage expenses	95,864	104,460	85,197
Vessel operating expenses	161,890	143,766	144,007
Time-charter hire expense	74,478	89,795	117,202
Depreciation and amortization	115,637	111,157	98,013
General and administrative (1)	49,444	42,526	40,552
Write down of vessels (note 19)	28,270	9,441
Restructuring charge	1,227	119	4,734
Income from vessel operations	46,486	58,283	44,759
Expenditures for vessels and equipment (2)	130,363	32,012	10,341
Expenditures for dry docking	16,892	13,382	29,822
Conventional Tanker Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	139,198	114,850	124,659
Voyage expenses	28,200	19,753	24,494
Vessel operating expenses	23,099	23,739	24,153
Depreciation and amortization	22,568	27,522	24,042
General and administrative (1)	4,832	4,501	4,746
Write down of vessels (note 19)	54,069
Restructuring charge			274
Income from vessel operations	6,430	39,335	46,950
Expenditures for vessels and equipment (2)	2,313	1,179	1,024
Expenditures for dry docking	670	11,487	1,644
FSO Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	62,731	74,298	62,644
Voyage expenses	1,388	888	1,335
Vessel operating expenses	30,470	35,214	27,460
Depreciation and amortization	12,009	16,262	21,763
General and administrative (1)	3,779	3,799	2,572
Write down of vessels (note 19)	8,769
Restructuring charge	2,697
Income from vessel operations	3,619	18,135	9,514
Expenditures for vessels and equipment (2)	82	140
Expenditures for dry docking	6,945		3,508
FPSO Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	173,836	151,851	149,345
Vessel operating expenses	76,716	66,157	65,357
Depreciation and amortization	37,496	35,400	37,358
General and administrative (1)	15,474	12,388	13,891
Income from vessel operations	44,150	37,906	32,739
Expenditures for vessels and equipment (2)	$ 16,038	$ 6,428	$ 2,316